Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Emerging Markets Bond Fund
Emerging Markets Corporate Debt Fund
Global Bond Fund

For the period ended September 30, 2021

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.30%

CORPORATE BONDS 32.77%

Bahrain 1.35%
Sovereign
CBB International Sukuk Co. 6 Spc†	5.25%		3/20/2025	$1,680	$1,782,900
CBB International Sukuk Programme Co. WLL†	6.25%		11/14/2024	1,050	1,138,153
Total Bahrain					2,921,053

Brazil 1.24%
Banks 0.65%
Banco do Brasil SA†	3.25%		9/30/2026	850	850,638
Itau Unibanco Holding SA†	4.50% (5 Yr. Treasury CMT + 2.82%)	#	11/21/2029	550	555,519
					1,406,157

Media 0.28%
Globo Comunicacao e Participacoes SA†	4.875%		1/22/2030	600	595,407
Oil & Gas 0.31%
Petrobras Global Finance BV	5.50%		6/10/2051	730	680,542
Total Brazil					2,682,106

Cayman Islands 0.58%
Electric
OmGrid Funding Ltd.†	5.196%		5/16/2027	1,200	1,248,974

Chile 2.30%
Banks 0.22%
Banco del Estado de Chile†	2.704%		1/9/2025	450	466,987
Chemicals 0.17%
Sociedad Quimica y Minera de Chile SA†	3.50%		9/10/2051	380	366,795
Electric 0.77%
Alfa Desarrollo SpA†	4.55%		9/27/2051	500	488,375
Enel Chile SA	4.875%		6/12/2028	1,020	1,169,991
					1,658,366
Mining 0.69%
Antofagasta plc†	2.375%		10/14/2030	900	869,634
Corp. Nacional del Cobre de Chile†	3.75%		1/15/2031	575	619,476
					1,489,110
Oil & Gas 0.45%
Empresa Nacional del Petroleo†	3.45%		9/16/2031	1,000	983,875
Total Chile					4,965,133

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
China 2.32%
Chemicals 0.67%
Yingde Gases Investment Ltd.†	6.25%		1/19/2023		$1,400	$1,441,995
Engineering & Construction 0.82%
China Railway Xunjie Co. Ltd.	3.25%		7/28/2026		500	529,457
Dianjian Haiyu Ltd.	3.50% (5 Yr. Treasury CMT + 6.77%)	#	—	(a)	1,221	1,233,210
						1,762,667
Internet 0.51%
Meituan†	3.05%		10/28/2030		1,200	1,113,857
Investment Companies 0.32%
Huarong Finance 2017 Co. Ltd.	4.50% (5 Yr. Treasury CMT + 7.77%)	#	—	(a)	450	434,250
Huarong Finance 2017 Co. Ltd.	4.75%		4/27/2027		270	255,150
						689,400
Total China						5,007,919

Colombia 0.60%
Oil & Gas 0.31%
Ecopetrol SA	7.375%		9/18/2043		565	663,358
Pipelines 0.29%
AI Candelaria Spain SLU†	5.75%		6/15/2033		437	435,031
Oleoducto Central SA†	4.00%		7/14/2027		200	206,250
						641,281
Total Colombia						1,304,639

Georgia 0.09%
Transportation
Georgian Railway JSC†	4.00%		6/17/2028		200	203,900

Hong Kong 0.11%
Telecommunications
Xiaomi Best Time International Ltd.†	4.10%		7/14/2051		230	234,414

India 0.62%
Commercial Services 0.48%
Adani Ports & Special Economic Zone Ltd.†	5.00%		8/2/2041		1,000	1,040,033
Diversified Financial Services 0.14%
Power Finance Corp. Ltd.†	3.95%		4/23/2030		300	307,163
Total India						1,347,196

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Indonesia 2.02%
Electric 0.99%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	3.00%		6/30/2030		$600	$599,850
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%		6/30/2050		560	537,600
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.125%		5/15/2027		930	1,009,050
						2,146,500
Mining 0.26%
Indonesia Asahan Aluminium Persero PT†	5.45%		5/15/2030		480	552,600
Oil & Gas 0.77%
Pertamina Persero PT†	3.10%		1/21/2030		900	922,028
Pertamina Persero PT†	5.625%		5/20/2043		630	749,209
						1,671,237
Total Indonesia						4,370,337

Israel 0.10%
Banks
Bank Leumi Le-Israel BM†	3.275% (5 Yr. Treasury CMT + 1.63%)	#	1/29/2031		200	205,250

Jamaica 0.23%
Commercial Services
TransJamaican Highway Ltd.†	5.75%		10/10/2036		500	501,200

Kazakhstan 1.63%
Oil & Gas 1.07%
KazMunayGas National Co. JSC†	4.75%		4/19/2027		700	784,168
KazMunayGas National Co. JSC†	6.375%		10/24/2048		300	386,565
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		1,120	1,137,763
						2,308,496
Pipelines 0.56%
KazTransGas JSC†	4.375%		9/26/2027		1,100	1,214,587
Total Kazakhstan						3,523,083

Kuwait 0.24%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 Yr. Swap rate + 2.83%)	#	—	(a)	500	517,472

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Luxembourg 0.38%
Banks
Sberbank of Russia Via SB Capital SA†	6.125%		2/7/2022	$800	$815,411

Malaysia 1.84%
Chemicals 0.34%
OCP SA†	5.125%		6/23/2051	500	496,562
OCP SA†	6.875%		4/25/2044	200	242,986
					739,548
Oil & Gas 1.50%
Petronas Capital Ltd.†	3.404%		4/28/2061	2,200	2,221,685
Petronas Energy Canada Ltd.†	2.112%		3/23/2028	1,000	1,004,556
					3,226,241
Total Malaysia					3,965,789

Mauritius 0.39%
Energy-Alternate Sources
Greenko Solar Mauritius Ltd.†	5.95%		7/29/2026	800	848,374

Mexico 4.80%
Banks 0.44%
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031	420	422,625
BBVA Bancomer SA†	5.125% (5 Yr. Treasury CMT + 2.65%)	#	1/18/2033	500	521,947
					944,572
Electric 0.35%
Comision Federal de Electricidad†	4.677%		2/9/2051	800	767,616
Oil & Gas 4.01%
Petroleos Mexicanos	4.50%		1/23/2026	875	881,081
Petroleos Mexicanos	5.35%		2/12/2028	3,907	3,856,912
Petroleos Mexicanos	6.50%		6/2/2041	2,375	2,105,711
Petroleos Mexicanos	6.75%		9/21/2047	2,078	1,815,549
					8,659,253
Total Mexico					10,371,441

Oman 0.61%
Oil & Gas
OQ SAOC†	5.125%		5/6/2028	1,300	1,317,947

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pakistan 0.96%
Sovereign
Third Pakistan International Sukuk Co. Ltd. (The)	5.50%	10/13/2021	$900	$900,279
Third Pakistan International Sukuk Co. Ltd. (The)†	5.625%	12/5/2022	1,150	1,178,417
Total Pakistan				2,078,696

Panama 0.54%
Banks 0.22%
Banco Nacional de Panama†	2.50%	8/11/2030	500	480,125
Electric 0.09%
AES Panama Generation Holdings SRL†	4.375%	5/31/2030	200	206,450
Multi-National 0.23%
Banco Latinoamericano de Comercio Exterior SA†	2.375%	9/14/2025	478	488,875
Total Panama				1,175,450

Paraguay 0.14%
Banks
Banco Continental SAECA†	2.75%	12/10/2025	300	298,128

Peru 0.97%
Banks 0.53%
Banco Internacional del Peru SAA Interbank†	3.25%	10/4/2026	590	605,340
Banco Internacional del Peru SAA Interbank†	3.375%	1/18/2023	520	529,755
				1,135,095
Oil & Gas 0.44%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	6.375%	6/1/2028	450	452,556
Petroleos del Peru SA†	5.625%	6/19/2047	500	500,295
				952,851
Total Peru				2,087,946

Qatar 1.04%
Oil & Gas
Qatar Petroleum†	2.25%	7/12/2031	1,500	1,487,655
Qatar Petroleum†	3.30%	7/12/2051	750	759,015
Total Qatar				2,246,670

Russia 0.85%
Oil & Gas
Gazprom PJSC Via Gaz Capital SA†	4.95%	2/6/2028	700	774,935
Lukoil Securities BV†	3.875%	5/6/2030	1,000	1,052,550
Total Russia				1,827,485

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Saudi Arabia 0.84%
Oil & Gas
SAGlobal Sukuk Ltd.†	1.602%		6/17/2026		$240	$238,801
Saudi Arabian Oil Co.†	1.625%		11/24/2025		1,000	1,001,500
Saudi Arabian Oil Co.	3.50%		4/16/2029		300	323,343
Saudi Arabian Oil Co.†	4.375%		4/16/2049		225	256,138
Total Saudi Arabia						1,819,782

Singapore 0.46%
Investment Companies
Temasek Financial I Ltd.†	2.75%		8/2/2061		1,000	995,964

South Africa 1.01%
Electric
Eskom Holdings SOC Ltd.†	6.75%		8/6/2023		1,500	1,551,931
Eskom Holdings SOC Ltd.†	7.125%		2/11/2025		600	626,585
Total South Africa						2,178,516

South Korea 0.81%
Banks 0.24%
Kookmin Bank†	1.75%		5/4/2025		500	507,804
Semiconductors 0.57%
SK Hynix, Inc.†	2.375%		1/19/2031		1,270	1,233,749
Total South Korea						1,741,553

Supranational 0.24%
Multi-National
African Export-Import Bank (The)†	2.634%		5/17/2026		500	512,189

Thailand 0.90%
Banks 0.37%
Bangkok Bank pcl†	5.00% (5 Yr. Treasury CMT + 4.73%)	#	—	(a)	770	801,762
Oil & Gas 0.53%
Thaioil Treasury Center Co. Ltd.†	3.50%		10/17/2049		1,300	1,142,439
Total Thailand						1,944,201

Turkey 0.76%
Banks
Turkiye Garanti Bankasi AS†	5.875%		3/16/2023		1,200	1,247,083
Turkiye Sinai Kalkinma Bankasi AS†	5.875%		1/14/2026		400	400,212
Total Turkey						1,647,295

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Ukraine 0.43%
Agriculture
MHP Lux SA†	6.25%	9/19/2029	$900	$923,310

United Arab Emirates 1.27%
Commercial Services 0.60%
DP World Crescent Ltd.	3.875%	7/18/2029	1,200	1,298,844
Investment Companies 0.20%
MDGH - GMTN BV†	3.70%	11/7/2049	400	437,468
Pipelines 0.47%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%	9/30/2040	1,000	1,010,269
Total United Arab Emirates				2,746,581

United States 0.10%
Oil & Gas
Citgo Holding, Inc.†	9.25%	8/1/2024	208	209,820
Total Corporate Bonds (cost $69,197,231)				70,785,224

FOREIGN GOVERNMENT OBLIGATIONS 65.53%

Angola 1.72%
Republic of Angola†	8.25%	5/9/2028	2,400	2,493,485
Republic of Angola†	9.125%	11/26/2049	1,200	1,223,304
Total Angola				3,716,789

Argentina 0.92%
Argentine Republic Government International Bond	0.50%	7/9/2030	550	203,071
Argentine Republic Government International Bond	1.125%	7/9/2035	2,950	972,202
Argentine Republic Government International Bond	2.00%	1/9/2038	2,077	810,647
Total Argentina				1,985,920

Bahrain 1.71%
Kingdom of Bahrain†	5.45%	9/16/2032	1,550	1,508,305
Kingdom of Bahrain†	6.00%	9/19/2044	300	276,945
Kingdom of Bahrain†	6.75%	9/20/2029	1,300	1,399,021
Kingdom of Bahrain†	7.00%	1/26/2026	450	499,362
Total Bahrain				3,683,633

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.15%
Bermuda Government International Bond†	2.375%	8/20/2030	$320	$318,400

Brazil 1.50%
Federal Republic of Brazil	3.75%	9/12/2031	1,650	1,567,500
Federal Republic of Brazil	4.75%	1/14/2050	1,431	1,270,399
Federal Republic of Brazil	5.00%	1/27/2045	436	407,974
Total Brazil				3,245,873

Chile 0.96%
Chile Government International Bond	2.45%	1/31/2031	850	843,565
Chile Government International Bond	3.10%	5/7/2041	550	531,861
Chile Government International Bond	3.50%	1/25/2050	700	701,138
Total Chile				2,076,564

Colombia 2.96%
Republic of Colombia	3.00%	1/30/2030	1,305	1,235,724
Republic of Colombia	3.25%	4/22/2032	1,600	1,496,032
Republic of Colombia	3.875%	4/25/2027	860	892,998
Republic of Colombia	4.125%	5/15/2051	1,250	1,077,025
Republic of Colombia	5.00%	6/15/2045	1,735	1,697,507
Total Colombia				6,399,286

Costa Rica 1.60%
Costa Rica Government†	4.375%	4/30/2025	640	651,686
Costa Rica Government†	5.625%	4/30/2043	1,762	1,572,603
Costa Rica Government†	6.125%	2/19/2031	1,185	1,219,081
Total Costa Rica				3,443,370

Dominican Republic 3.10%
Dominican Republic†	4.50%	1/30/2030	1,428	1,456,574
Dominican Republic†	4.875%	9/23/2032	500	511,255
Dominican Republic†	5.30%	1/21/2041	750	743,633
Dominican Republic†	5.875%	1/30/2060	1,300	1,275,313
Dominican Republic†	5.95%	1/25/2027	1,225	1,381,200
Dominican Republic†	6.40%	6/5/2049	1,250	1,326,262
Total Dominican Republic				6,694,237

Ecuador 1.84%
Ecuador Government International Bond†	Zero Coupon	7/31/2030	796	428,976
Ecuador Government International Bond†	0.50%	7/31/2040	2,970	1,735,419
Ecuador Government International Bond†	5.00%	7/31/2030	2,158	1,817,758
Total Ecuador				3,982,153

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Egypt 3.23%
Republic of Egypt†	3.875%	2/16/2026		$3,400	$3,204,724
Republic of Egypt†	5.80%	9/30/2027		1,000	984,330
Republic of Egypt†	7.30%	9/30/2033		1,000	973,550
Republic of Egypt†	7.903%	2/21/2048		920	842,950
Republic of Egypt†	8.75%	9/30/2051		1,000	978,390
Total Egypt					6,983,944

El Salvador 0.72%
Republic of EI Salvador†	7.65%	6/15/2035		525	380,625
Republic of EI Salvador†	8.25%	4/10/2032		1,575	1,181,565
Total El Salvador					1,562,190

Ghana 1.82%
Republic of Ghana†	6.375%	2/11/2027		2,100	1,982,137
Republic of Ghana†	7.625%	5/16/2029		730	695,449
Republic of Ghana	7.875%	3/26/2027		325	318,451
Republic of Ghana†	8.625%	4/7/2034		500	476,990
Republic of Ghana†	8.95%	3/26/2051		500	457,008
Total Ghana					3,930,035

Guatemala 0.63%
Republic of Guatemala†	4.375%	6/5/2027		625	669,694
Republic of Guatemala†	6.125%	6/1/2050		600	693,006
Total Guatemala					1,362,700

Indonesia 2.14%
Indonesia Government International Bond	3.05%	3/12/2051		1,700	1,609,143
Indonesia Government International Bond	3.50%	2/14/2050		500	501,536
Perusahaan Penerbit SBSN Indonesia III†	1.50%	6/9/2026		1,500	1,500,045
Perusahaan Penerbit SBSN Indonesia III†	2.55%	6/9/2031		1,000	1,016,480
Total Indonesia					4,627,204

Ivory Coast 0.60%
Ivory Coast Government International Bond†(b)	4.875%	1/30/2032	EUR	615	695,718
Ivory Coast Government International Bond†	5.75%	12/31/2032		$595	596,886
Total Ivory Coast					1,292,604

Jamaica 0.20%
Jamaica Government International Bond	6.75%	4/28/2028		375	437,775

Jordan 0.24%
Kingdom of Jordan†	5.85%	7/7/2030		500	520,113

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Kazakhstan 1.00%
Republic of Kazakhstan†(b)	1.50%	9/30/2034	EUR	500	$586,536
Republic of Kazakhstan†	3.875%	10/14/2024		$422	456,311
Republic of Kazakhstan†	4.875%	10/14/2044		915	1,124,508
Total Kazakhstan					2,167,355

Kenya 1.29%
Republic of Kenya†	6.30%	1/23/2034		1,000	989,495
Republic of Kenya†	7.00%	5/22/2027		500	541,612
Republic of Kenya†	7.25%	2/28/2028		689	758,842
Republic of Kenya†	8.25%	2/28/2048		450	487,987
Total Kenya					2,777,936

Lebanon 0.15%
Republic of Lebanon(c)	6.65%	2/26/2030		1,948	330,615

Mexico 1.24%
United Mexican States	2.659%	5/24/2031		714	690,602
United Mexican States	3.771%	5/24/2061		930	827,547
United Mexican States	4.50%	1/31/2050		1,130	1,158,476
Total Mexico					2,676,625

Mongolia 0.41%
Development Bank of Mongolia LLC†	7.25%	10/23/2023		822	879,615

Morocco 0.35%
Morocco Government International Bond†	3.00%	12/15/2032		320	304,949
Morocco Government International Bond†	4.00%	12/15/2050		500	457,434
Total Morocco					762,383

Nigeria 2.05%
Republic of Nigeria†	6.50%	11/28/2027		2,150	2,234,667
Republic of Nigeria†	7.375%	9/28/2033		1,200	1,212,048
Republic of Nigeria†	9.248%	1/21/2049		900	982,084
Total Nigeria					4,428,799

Oman 2.66%
Oman Government International Bond†	4.75%	6/15/2026		3,550	3,647,455
Oman Government International Bond†	6.75%	1/17/2048		1,000	992,734
Oman Government International Bond†	7.00%	1/25/2051		300	305,304
Oman Sovereign Sukuk Co.†	4.875%	6/15/2030		760	801,025
Total Oman					5,746,518

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pakistan 0.37%
Republic of Pakistan†	6.00%	4/8/2026		$800	$797,000

Panama 2.01%
Republic of Panama	2.252%	9/29/2032		1,300	1,226,316
Republic of Panama	3.87%	7/23/2060		1,010	991,486
Republic of Panama	4.50%	4/16/2050		1,475	1,611,010
Republic of Panama	4.50%	4/1/2056		460	502,182
Total Panama					4,330,994

Paraguay 0.73%
Republic of Paraguay†	5.40%	3/30/2050		1,375	1,584,701

Peru 1.24%
Republic of Peru	1.862%	12/1/2032		1,000	910,750
Republic of Peru	2.78%	12/1/2060		465	393,734
Republic of Peru	2.783%	1/23/2031		1,385	1,374,059
Total Peru					2,678,543

Philippines 1.19%
Philippine Government International Bond	2.65%	12/10/2045		2,800	2,567,175

Qatar 3.71%
State of Qatar†	3.25%	6/2/2026		2,359	2,549,607
State of Qatar†	3.375%	3/14/2024		1,700	1,809,514
State of Qatar†	4.00%	3/14/2029		1,650	1,878,855
State of Qatar	4.40%	4/16/2050		500	611,295
State of Qatar†	4.40%	4/16/2050		950	1,161,461
Total Qatar					8,010,732

Romania 0.96%
Romanian Government International Bond†(b)	2.625%	12/2/2040	EUR	1,000	1,081,635
Romanian Government International Bond†	4.00%	2/14/2051		$1,000	1,000,500
Total Romania					2,082,135

Russia 1.59%
Russian Federation†	4.25%	6/23/2027		800	892,471
Russian Federation†	5.25%	6/23/2047		2,000	2,538,704
Total Russia					3,431,175

Saudi Arabia 3.81%
Saudi International Bond†	2.50%	2/3/2027		1,500	1,559,526
Saudi International Bond†	2.75%	2/3/2032		1,000	1,029,706
Saudi International Bond†	3.25%	10/26/2026		500	539,710

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Saudi Arabia (continued)
Saudi International Bond†	3.45%	2/2/2061		$2,700	$2,656,543
Saudi International Bond†	3.625%	3/4/2028		1,702	1,871,962
Saudi International Bond†	5.00%	4/17/2049		450	561,539
Total Saudi Arabia					8,218,986

Senegal 0.65%
Republic of Senegal†	6.25%	5/23/2033		1,100	1,149,609
Senegal Government International Bond†(b)	5.375%	6/8/2037	EUR	220	251,748
Total Senegal					1,401,357

South Africa 1.78%
Republic of South Africa	4.30%	10/12/2028		$2,870	2,891,970
Republic of South Africa	5.75%	9/30/2049		1,000	955,220
Total South Africa					3,847,190

Sri Lanka 1.76%
Republic of Sri Lanka†	5.75%	1/18/2022		1,200	1,080,000
Republic of Sri Lanka†	5.75%	4/18/2023		1,531	1,016,645
Republic of Sri Lanka†	5.875%	7/25/2022		920	676,200
Republic of Sri Lanka†	6.75%	4/18/2028		1,130	692,622
Republic of Sri Lanka†	7.55%	3/28/2030		550	337,194
Total Sri Lanka					3,802,661

Tunisia 0.32%
Banque Centrale de Tunisie International Bond	5.75%	1/30/2025		800	680,417

Turkey 3.28%
Republic of Turkey	4.25%	4/14/2026		2,100	1,985,603
Republic of Turkey	5.25%	3/13/2030		1,445	1,336,631
Republic of Turkey	5.75%	5/11/2047		1,250	1,039,580
Republic of Turkey	5.95%	1/15/2031		500	473,982
Republic of Turkey	6.35%	8/10/2024		1,625	1,684,348
Turkiye Ihracat Kredi Bankasi AS†	5.75%	7/6/2026		580	569,247
Total Turkey					7,089,391

Ukraine 2.40%
Ukraine Government†	7.253%	3/15/2033		1,450	1,472,869
Ukraine Government†	7.375%	9/25/2032		2,306	2,366,602
Ukraine Government†	8.994%	2/1/2024		1,220	1,345,050
Total Ukraine					5,184,521

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
United Arab Emirates 2.28%
Abu Dhabi Government International Bond†	1.70%	3/2/2031	$1,989	$1,923,293
Abu Dhabi Government International Bond†	1.875%	9/15/2031	1,000	976,874
Abu Dhabi Government International Bond†	3.125%	9/30/2049	2,000	2,012,840
Total United Arab Emirates				4,913,007

Uruguay 1.57%
Republic of Uruguay	4.375%	1/23/2031	400	463,492
Republic of Uruguay	4.975%	4/20/2055	1,428	1,791,755
Republic of Uruguay	5.10%	6/18/2050	896	1,142,691
Total Uruguay				3,397,938

Uzbekistan 0.52%
Republic of Uzbekistan†	3.70%	11/25/2030	500	485,010
Republic of Uzbekistan†	4.75%	2/20/2024	600	629,396
Total Uzbekistan				1,114,406

Vietnam 0.17%
Socialist Republic of Vietnam†	4.80%	11/19/2024	328	363,889
Total Foreign Government Obligations (cost $143,839,449)				141,528,854
Total Investments in Securities 98.30% (cost $213,036,680)				212,314,078
Other Assets and Liabilities – Net(d) 1.70%				3,660,838
Net Assets 100.00%				$215,974,916

EUR	Euro.
CMT	Constant Maturity Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2021, the total value of Rule 144A securities was $151,950,917, which represents 70.36% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2021.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted (non-income producing security).
(d)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	12/10/2021	2,381,000	$2,819,930	$2,761,672	$58,258

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2021

Open Futures Contracts at September 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
Euro- Buxl	December 2021	3	Short	EUR (750,959)	EUR (706,617)	$30,783
Euro-Bund	December 2021	9	Short	(1,835,422)	(1,770,399)	31,882
U.S. 10-Year Ultra Treasury Note	December 2021	119	Short	$(17,612,808)	$(17,284,750)	328,058
U.S. 5-Year Treasury Note	December 2021	101	Short	(12,488,693)	(12,396,961)	91,732
U.S. Ultra Treasury Bond	December 2021	38	Short	(7,433,907)	(7,260,375)	173,532
Total Unrealized Appreciation on Open Futures Contracts						$655,987

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2021	72	Long	$15,852,151	$15,843,938	$(8,213)
U.S. Long Bond	December 2021	114	Long	18,596,452	18,150,937	(445,515)
Total Unrealized Depreciation on Open Futures Contracts						$(453,728)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$70,785,224	$–	$70,785,224
Foreign Government Obligations	–	141,528,854	–	141,528,854
Total	$–	$212,314,078	$–	$212,314,078
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$58,258	$–	$58,258
Liabilities	–	–	–	–
Futures Contracts
Assets	655,987	–	–	655,987
Liabilities	(453,728)	–	–	(453,728)
Total	$202,259	$58,258	$–	$260,517

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments			Shares (000)	Fair Value
LONG-TERM INVESTMENTS 96.08%

COMMON STOCKS 0.11%

India 0.06%
Metals & Mining
Vedanta Ltd. ADR			3	$43,105

Russia 0.05%
Oil, Gas & Consumable Fuels
Gazprom PJSC ADR			4	41,807
Total Common Stocks (cost $96,945)				84,912

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 0.78%

Argentina 0.09%
Internet
MercadoLibre Inc	2.00%	8/15/2028	$18	68,884

China 0.12%
Internet
Weibo Corp.	1.25%	11/15/2022	98	95,795

Taiwan 0.08%
Internet
Sea Ltd.	2.375%	12/1/2025	19	67,538

United Arab Emirates 0.25%
Oil & Gas
Abu Dhabi National Oil Co.	0.70%	6/4/2024	200	199,500

United States 0.24%
Airlines 0.09%
JetBlue Airways Corp.†	0.50%	4/1/2026	70	68,939
Biotechnology 0.10%
Novavax, Inc.	3.75%	2/1/2023	48	83,100
Diversified Financial Services 0.05%
Coinbase Global, Inc.†	0.50%	6/1/2026	36	36,162
Total United States				188,201
Total Convertible Bonds (cost $633,268)				619,918

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
CORPORATE BONDS 92.16%

Argentina 1.58%
Electric 0.53%
Pampa Energia SA†	7.50%		1/24/2027		$200	$184,700
Pampa Energia SA†	9.125%		4/15/2029		250	233,544
						418,244
Energy-Alternate Sources 0.16%
YPF Energia Electrica SA†	10.00%		7/25/2026		142	130,515
Food 0.16%
Arcor SAIC†	6.00%		7/6/2023		129	127,054
Oil & Gas 0.73%
YPF SA†	6.95%		7/21/2027		785	580,284
Total Argentina						1,256,097

Austria 1.44%
Auto Parts & Equipment 0.38%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV†	5.00%		5/7/2028		300	300,131
Food 1.06%
JBS USA Food Co†	5.75%		1/15/2028		600	631,128
JBS USA Food Co†	7.00%		1/15/2026		200	209,340
						840,468
Total Austria						1,140,599

Brazil 7.62%
Airlines 0.47%
Azul Investments LLP†	5.875%		10/26/2024		400	377,534
Banks 0.30%
Itau Unibanco Holding SA/Cayman Island†	4.625% (5 Yr. Treasury CMT + 3.22%)	#	—	(a)	250	239,320
Chemicals 0.80%
Braskem Netherlands Finance BV†	4.50%		1/31/2030		600	639,150
Commercial Services 0.73%
Movida Europe SA†	5.25%		2/8/2031		400	389,570
StoneCo Ltd.†	3.95%		6/16/2028		200	193,650
						583,220
Diversified Financial Services 0.25%
XP Inc†	3.25%		7/1/2026		200	194,790

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Brazil (continued)
Electric 0.38%
Light Servicos de Eletricidade SA/Light Energia SA†	4.375%		6/18/2026		$300	$300,003
Food 0.24%
MARB BondCo PLC†	3.95%		1/29/2031		200	191,304
Forest Products & Paper 0.25%
Suzano Austria GmbH	3.75%		1/15/2031		192	197,472
Internet 0.49%
B2W Digital Lux Sarl†	4.375%		12/20/2030		400	390,500
Iron-Steel 1.21%
CSN Inova Ventures†	6.75%		1/28/2028		200	213,590
GUSAP III LP†	4.25%		1/21/2030		700	749,000
						962,590
Mining 0.53%
Nexa Resources SA†	5.375%		5/4/2027		400	420,504
Oil & Gas 1.35%
MC Brazil Downstream Trading SARL†	7.25%		6/30/2031		411	413,848
Petrobras Global Finance BV	5.50%		6/10/2051		484	451,209
Petrobras Global Finance BV	5.60%		1/3/2031		190	206,483
						1,071,540
Transportation 0.62%
Rumo Luxembourg Sarl†	4.20%		1/18/2032		300	294,000
Simpar Europe SA†	5.20%		1/26/2031		200	199,840
						493,840
Total Brazil						6,061,767

British Virgin Islands 0.60%
Chemicals
Tianqi Finco Co. Ltd.	3.75%		11/28/2022		500	476,248

Canada 0.09%
Oil & Gas
MEG Energy Corp.†	5.875%		2/1/2029		73	74,767

Cayman Islands 1.52%
Banks 1.24%
Banco Mercantil del Norte SA†	7.625% (10 Yr. Treasury CMT + 5.35%)	#	—	(a)	200	223,325

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Cayman Islands (contined)
Banks (contined)
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031	$200	$201,250
Fab Sukuk Co. Ltd.	2.50%		1/21/2025	300	312,041
Itau Unibanco Holding SA†	4.50% (5 Yr. Treasury CMT + 2.82%)	#	11/21/2029	250	252,508
					989,124
Real Estate 0.28%
MAF Sukuk Ltd.	4.50%		11/3/2025	200	221,000
Total Cayman Islands					1,210,124

Chile 3.86%
Banks 0.79%
Banco de Credito e Inversiones SA†	3.50%		10/12/2027	200	214,260
Banco del Estado de Chile†	2.704%		1/9/2025	200	207,550
Banco Santander Chile†	2.70%		1/10/2025	200	208,260
					630,070
Chemicals 0.24%
Sociedad Quimica y Minera de Chile SA†	3.50%		9/10/2051	200	193,050
Electric 0.58%
Alfa Desarrollo SpA†	4.55%		9/27/2051	250	244,188
Engie Energia Chile SA†	4.50%		1/29/2025	200	217,737
					461,925
Forest Products & Paper 0.50%
Inversiones CMPC SA†	3.00%		4/6/2031	400	397,560
Media 0.27%
VTR Finance NV†	6.375%		7/15/2028	200	215,873
Mining 0.72%
Antofagasta plc†	2.375%		10/14/2030	200	193,252
Corp. Nacional del Cobre de Chile†	3.75%		1/15/2031	350	377,072
					570,324
Pipelines 0.26%
GNL Quintero SA†	4.634%		7/31/2029	188	204,007
Telecommunications 0.50%
Empresa Nacional de Telecomunicaciones SA†	3.05%		9/14/2032	400	393,500
Total Chile					3,066,309

China 3.84%
Chemicals 0.52%
Yingde Gases Investment Ltd.†	6.25%		1/19/2023	400	411,999

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
China (continued)
Gas 0.51%
ENN Clean Energy International Investment Ltd.†	3.375%		5/12/2026		$400	$403,232
Internet 1.62%
21Vianet Group, Inc.	7.875%		10/15/2021		200	200,000
Baidu, Inc.	2.375%		10/9/2030		200	196,365
Meituan†	3.05%		10/28/2030		200	185,643
Meituan †	2.125%		10/28/2025		300	291,452
Weibo Corp.	3.50%		7/5/2024		400	416,804
						1,290,264
Investment Companies 1.19%
Huarong Finance 2017 Co. Ltd.	4.50% (5 Yr. Treasury CMT + 7.77%)	#	—	(a)	600	579,000
Huarong Finance 2017 Co. Ltd.	4.75%		4/27/2027		200	189,000
Huarong Finance 2019 Co. Ltd.	3.875%		11/13/2029		200	177,000
						945,000
Total China						3,050,495

Colombia 4.53%
Banks 0.81%
Banco de Bogota SA†	6.25%		5/12/2026		400	436,000
Bancolombia SA	4.625% (5 Yr. Treasury CMT + 2.94%)	#	12/18/2029		200	202,847
						638,847
Diversified Financial Services 0.27%
SURA Asset Management SA†	4.375%		4/11/2027		200	216,252
Oil & Gas 2.13%
Ecopetrol SA	4.125%		1/16/2025		235	244,915
Ecopetrol SA	5.875%		5/28/2045		485	490,589
Ecopetrol SA	6.875%		4/29/2030		315	369,101
Geopark Ltd.†	5.50%		1/17/2027		400	394,640
SierraCol Energy Andina LLC†	6.00%		6/15/2028		200	195,813
						1,695,058
Pipelines 0.57%
AI Candelaria Spain SLU†	5.75%		6/15/2033		250	248,874
Oleoducto Central SA†	4.00%		7/14/2027		200	206,250
						455,124
Telecommunications 0.75%
Millicom International Cellular S.A.†	4.50%		4/27/2031		566	592,775
Total Colombia						3,598,056

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Germany 0.26%
Transportation
Georgian Railway JSC†	4.00%		6/17/2028		$200	$203,900

Ghana 0.89%
Oil & Gas
Kosmos Energy Ltd†	7.50%		3/1/2028		514	499,808
Tullow Oil PLC†	10.25%		5/15/2026		200	209,102
Total Ghana						708,910

Guatemala 0.27%
Energy-Alternate Sources
Investment Energy Resources Ltd.†	6.25%		4/26/2029		200	216,250

Hong Kong 1.72%
Banks 0.91%
Bangkok Bank PCL/Hong Kong†	3.466% (5 Yr. Treasury CMT + 2.15%)	#	9/23/2036		300	297,492
Bank of China Hong Kong Ltd.†	5.90% (5 Yr. Treasury CMT + 3.03%)	#	—	(a)	400	428,970
						726,462
Holding Companies-Diversified 0.28%
CK Hutchison International 17 Ltd.†	3.50%		4/5/2027		200	218,174
Real Estate 0.27%
Swire Properties MTN Financing Ltd.	3.625%		1/13/2026		200	216,389
Telecommunications 0.26%
Xiaomi Best Time International Ltd.†	4.10%		7/14/2051		200	203,839
Total Hong Kong						1,364,864

India 6.06%
Banks 0.37%
Axis Bank Ltd/Gift City†	4.10% (5 Yr. Treasury CMT + 3.31%)	#	—	(a)	300	297,464
Commercial Services 0.39%
Adani Ports & Special Economic Zone Ltd.†	5.00%		8/2/2041		300	312,010
Computers 0.38%
Wipro IT Services LLC†	1.50%		6/23/2026		300	298,774
Diversified Financial Services 0.52%
Power Finance Corp. Ltd.†	3.95%		4/23/2030		400	409,550
Electric 1.69%
Adani Transmission Ltd.†	4.00%		8/3/2026		600	636,584
Greenko Investment Co.†	4.875%		8/16/2023		200	201,731

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
India (continued)
Electric (continued)
JSW Hydro Energy Ltd.†	4.125%		5/18/2031	$200	$198,908
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries†	4.50%		7/14/2028	300	306,697
					1,343,920
Energy-Alternate Sources 0.38%
Azure Power Energy Ltd.†	3.575%		8/19/2026	300	304,499
Engineering & Construction 0.85%
GMR Hyderabad International Airport Ltd.†	4.25%		10/27/2027	400	384,403
Summit Digitel Infrastructure Pvt Ltd.†	2.875%		8/12/2031	300	288,605
					673,008
Iron-Steel 0.78%
JSW Steel Ltd.†	5.05%		4/5/2032	200	199,311
JSW Steel Ltd.	5.375%		4/4/2025	400	421,067
					620,378
Mining 0.70%
Vedanta Resources Ltd.†	6.125%		8/9/2024	400	359,684
Vedanta Resources Ltd.†	6.375%		7/30/2022	200	199,750
					559,434
Total India					4,819,037

Indonesia 2.26%
Coal 0.33%
Indika Energy Capital IV Pte Ltd.	8.25%		10/22/2025	250	260,354
Electric 1.68%
Cikarang Listrindo Tbk PT†	4.95%		9/14/2026	400	408,278
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	3.00%		6/30/2030	700	699,825
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak†	4.85%		10/14/2038	200	223,750
					1,331,853
Oil & Gas 0.25%
Medco Bell Pte Ltd†	6.375%		1/30/2027	200	202,004
Total Indonesia					1,794,211

Ireland 0.39%
Banks
Alfa Bank AO Via Alfa Bond Issuance plc†	5.50% (5 Yr. Treasury CMT + 4.55%)	#	10/26/2031	300	307,208

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Israel 2.59%
Banks 0.26%
Bank Leumi Le-Israel BM†	3.275% (5 Yr. Treasury CMT + 1.63%)	#	1/29/2031		$200	$205,250
Electric 0.35%
Israel Electric Corp. Ltd.†	4.25%		8/14/2028		250	280,844
Pharmaceuticals 1.98%
Teva Pharmaceutical Finance Netherlands III BV	2.80%		7/21/2023		314	312,521
Teva Pharmaceutical Finance Netherlands III BV	3.15%		10/1/2026		779	746,866
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046		292	252,254
Teva Pharmaceutical Finance Netherlands III BV	6.00%		4/15/2024		250	263,438
						1,575,079
Total Israel						2,061,173

Jamaica 0.56%
Telecommunications
Digicel Group Holdings Ltd	10.00%		4/1/2024		257	244,709
Digicel International Finance Ltd/Digicel international Holdings Ltd	8.75%		5/25/2024		192	199,010
Total Jamaica						443,719

Kazakhstan 0.51%
Oil & Gas
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		400	406,344

Kuwait 1.65%
Banks 1.14%
NBK SPC Ltd.†	1.625% ((SOFR + 1.05%))	#	9/15/2027		400	395,600
NBK SPC Ltd.†	2.75%		5/30/2022		200	202,746
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 Yr. Swap rate + 2.83%)	#	—	(a)	300	310,483
						908,829
Chemicals 0.51%
Equate Petrochemical BV†	2.625%		4/28/2028		400	403,249
Total Kuwait						1,312,078

Luxembourg 2.68%
Agriculture 0.77%
MHP Lux SA†	6.25%		9/19/2029		600	615,540

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Luxembourg (continued)
Banks 0.85%
Sberbank of Russia Via SB Capital SA†	5.25%		5/23/2023		$450	$474,729
Sberbank of Russia Via SB Capital SA†	6.125%		2/7/2022		200	203,853
						678,582
Food 0.27%
Minerva Luxembourg SA†	5.875%		1/19/2028		200	214,240
Telecommunications 0.28%
Altice France Holding SA†	10.50%		5/15/2027		200	218,970
Transportation 0.25%
Hidrovias International Finance SARL†	4.95%		2/8/2031		200	197,819
Water 0.26%
Aegea Finance Sarl†	5.75%		10/10/2024		200	205,250
Total Luxembourg						2,130,401

Macau 1.22%
Lodging
MGM China Holdings Ltd.†	4.75%		2/1/2027		200	197,000
Sands China Ltd.	3.80%		1/8/2026		335	345,703
Wynn Macau Ltd.†	5.625%		8/26/2028		450	429,047
Total Macau						971,750

Malaysia 0.84%
Chemicals 0.59%
OCP SA†	3.75%		6/23/2031		468	467,746
Oil & Gas 0.25%
Petronas Capital Ltd.†	3.404%		4/28/2061		200	201,971
Total Malaysia						669,717

Mexico 5.89%
Auto Parts & Equipment 0.50%
Nemak SAB de CV†	3.625%		6/28/2031		400	396,000
Banks 0.97%
BBVA Bancomer SA†	5.125% (5 Yr. Treasury CMT + 2.65%)	#	1/18/2033		450	469,753
BBVA Bancomer SA/Texas†	1.875%		9/18/2025		300	302,010
						771,763
Building Materials 1.01%
Cemex SAB de CV†	3.875%		7/11/2031		600	601,110
Cemex SAB de CV†	5.125% (5 Yr. Treasury CMT + 4.53%)	#	—	(a)	200	203,952
						805,062

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Mexico (continued)
Chemicals 0.52%
Braskem Idesa SAPI†	7.45%	11/15/2029		$200	$212,371
Orbia Advance Corp. SAB de CV†	1.875%	5/11/2026		200	200,578
					412,949
Food 0.26%
Grupo KUO SAB De CV†	5.75%	7/7/2027		200	206,750
Mining 0.54%
Fresnillo PLC†	4.25%	10/2/2050		200	207,614
Minera Mexico SA de CV†	4.50%	1/26/2050		200	221,750
					429,364
Oil & Gas 0.91%
Petroleos Mexicanos	5.35%	2/12/2028		590	582,436
Petroleos Mexicanos	6.75%	9/21/2047		165	144,160
					726,596
Real Estate 0.51%
Corp. Inmobiliaria Vesta SAB de CV†	3.625%	5/13/2031		400	406,100
REITS 0.67%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%	7/22/2031		300	291,675
Trust Fibra Uno†	6.39%	1/15/2050		200	237,127
					528,802
Total Mexico					4,683,386

Netherlands 1.43%
Electric 0.52%
Minejesa Capital BV†	4.625%	8/10/2030		400	415,344
Energy-Alternate Sources 0.25%
Greenko Dutch BV†	3.85%	3/29/2026		197	200,664
Media 0.31%
Summer BidCo BV PIK†(b)	9.00%	11/15/2025	EUR	210	249,091
Transportation 0.35%
Kazakhstan Temir Zholy Finance BV†	6.95%	7/10/2042		$200	275,276
Total Netherlands					1,140,375

Oman 0.89%
Oil & Gas
OQ SAOC†	5.125%	5/6/2028		700	709,664

Pakistan 0.25%
Sovereign
Third Pakistan International Sukuk Co. Ltd. (The)	5.50%	10/13/2021		200	200,062

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Panama 1.76%
Banks 0.97%
Global Bank Corp.†	5.25% (3 Mo. LIBOR + 3.30%)	#	4/16/2029	$540	$570,375
Multibank Inc†	4.375%		11/9/2022	200	203,552
					773,927
Electric 0.26%
AES Panama Generation Holdings SRL†	4.375%		5/31/2030	200	206,450
Engineering & Construction 0.26%
Aeropuerto Internacional de Tocumen SA†	5.125%		8/11/2061	200	210,133
Media 0.27%
Cable Onda SA†	4.50%		1/30/2030	200	210,168
Total Panama					1,400,678

Paraguay 0.78%
Banks 0.25%
Banco Continental SAECA†	2.75%		12/10/2025	200	198,752
Telecommunications 0.53%
Telefonica Celular del Paraguay SA†	5.875%		4/15/2027	400	419,500
Total Paraguay					618,252

Peru 2.93%
Banks 0.89%
Banco BBVA Peru SA	5.00%		8/26/2022	200	207,350
Banco de Credito del Peru†	3.25% (5 Yr. Treasury CMT + 2.45%)	#	9/30/2031	300	294,078
Banco Internacional del Peru SAA Interbank†	3.25%		10/4/2026	200	205,200
					706,628
Diversified Financial Services 0.25%
Intercorp Peru Ltd.†	3.875%		8/15/2029	200	195,486
Gas 0.52%
Gas Natural de Lima y Callao SA†	4.375%		4/1/2023	400	415,432
Oil & Gas 0.25%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	6.375%		6/1/2028	200	201,136
Packaging & Containers 0.50%
SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA†	3.50%		8/2/2028	400	396,048
Pipelines 0.27%
Transportadora de Gas del Peru SA†	4.25%		4/30/2028	200	217,198
Retail 0.25%
InRetail Consumer†	3.25%		3/22/2028	200	200,750
Total Peru					2,332,678

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Philippines 0.26%
Holding Companies-Diversified
San Miguel Corp.	5.50% (5 Yr. Treasury CMT + 10.23%)	#	—	(a)	$200	$208,890

Poland 0.27%
Packaging & Containers
CANPACK SA / Eastern PA Land Investment Holding LLC†	3.125%		11/1/2025		214	217,856

Qatar 3.19%
Banks 1.30%
QIB Sukuk Ltd.	1.95%		10/27/2025		300	303,881
QNB Finance Ltd.	2.625%		5/12/2025		400	417,008
QNB Finance Ltd.	2.75%		2/12/2027		300	314,690
						1,035,579
Gas 0.22%
Nakilat, Inc.†	6.267%		12/31/2033		140	175,354
Oil & Gas 0.64%
Qatar Petroleum†	3.30%		7/12/2051		500	506,010
Telecommunications 1.03%
Ooredoo International Finance Ltd.†	2.625%		4/8/2031		400	408,388
Ooredoo International Finance Ltd.†	3.25%		2/21/2023		400	413,564
						821,952
Total Qatar						2,538,895

Russia 1.89%
Chemicals 0.41%
Phosagro OAO Via Phosagro Bond Funding DAC†	2.60%		9/16/2028		330	329,759
Oil & Gas 1.48%
Gazprom PJSC via Gaz Finance PLC	2.95%		1/27/2029		979	962,214
Lukoil Securities BV†	3.875%		5/6/2030		200	210,510
						1,172,724
Total Russia						1,502,483

Saudi Arabia 0.84%
Chemicals 0.27%
SABIC Capital II BV†	4.00%		10/10/2023		200	212,815
Oil & Gas 0.57%
SA Global Sukuk Ltd.†	2.694%		6/17/2031		450	454,688
Total Saudi Arabia						667,503

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Singapore 2.33%
Banks 1.76%
DBS Group Holdings Ltd.	1.822% (5 Yr. Treasury CMT + 1.10%)	#	3/10/2031	$600	$597,609
United Overseas Bank Ltd.†	2.00% (5 Yr. Treasury CMT + 1.23%)	#	10/14/2031	800	800,448
					1,398,057
Diversified Financial Services 0.26%
BOC Aviation Ltd.†	3.00%		9/11/2029	200	203,544
Investment Companies 0.31%
Temasek Financial I Ltd.†	2.75%		8/2/2061	250	248,991
Total Singapore					1,850,592

South Africa 3.53%
Chemicals 0.58%
Sasol Financing USA LLC	5.50%		3/18/2031	450	461,475
Commercial Services 0.38%
Bidvest Group UK PLC/The†	3.625%		9/23/2026	300	300,375
Electric 1.47%
Acwa Power Management And Investments One Ltd.†	5.95%		12/15/2039	200	241,741
Eskom Holdings SOC Ltd.†	6.75%		8/6/2023	400	413,848
Saudi Electricity Global Sukuk Co. 3†	5.50%		4/8/2044	400	516,458
					1,172,047
Oil & Gas 1.10%
Saudi Arabian Oil Co.†	1.625%		11/24/2025	200	200,300
Saudi Arabian Oil Co.	3.50%		4/16/2029	200	215,562
Saudi Arabian Oil Co.†	4.375%		4/16/2049	400	455,356
					871,218
Total South Africa					2,805,115

South Korea 3.33%
Banks 1.08%
KEB Hana Bank†	4.375%		9/30/2024	200	218,520
Kookmin Bank†	1.75%		5/4/2025	200	203,122
Woori Bank†	4.75%		4/30/2024	400	436,436
					858,078
Chemicals 0.99%
LG Chem Ltd.†	2.375%		7/7/2031	800	788,706
Iron-Steel 0.26%
POSCO†	2.50%		1/17/2025	200	206,855

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
South Korea (continued)
Semiconductors 1.00%
SK Hynix, Inc.†	1.50%		1/19/2026		$800	$790,027
Total South Korea						2,643,666

Supranational 0.45%
Multi-National
African Export-Import Bank (The)†	2.634%		5/17/2026		350	358,532

Taiwan 0.25%
Semiconductors
TSMC Global Ltd.†	1.75%		4/23/2028		200	197,623

Thailand 2.17%
Banks 0.65%
Bangkok Bank pcl†	5.00% (5 Yr. Treasury CMT + 4.73%)	#	—	(a)	500	520,625
Chemicals 0.51%
GC Treasury Center Co Ltd†	2.98%		3/18/2031		400	406,228
Oil & Gas 1.01%
PTTEP Treasury Center Co. Ltd.†	2.993%		1/15/2030		250	260,398
Thaioil Treasury Center Co. Ltd.†	2.50%		6/18/2030		200	189,404
Thaioil Treasury Center Co. Ltd.†	3.50%		10/17/2049		400	351,520
						801,322
Total Thailand						1,728,175

Turkey 4.39%
Banks 2.29%
QNB Finansbank AS†	6.875%		9/7/2024		400	433,090
Turkiye Garanti Bankasi AS†	5.875%		3/16/2023		700	727,465
Turkiye Sinai Kalkinma Bankasi AS†	5.875%		1/14/2026		200	200,106
Turkiye Vakiflar Bankasi TAO†	6.00%		11/1/2022		450	460,125
						1,820,786
Commercial Services 0.25%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%		7/10/2036		200	203,667
Food 0.80%
Ulker Biskuvi Sanayi AS†	6.95%		10/30/2025		600	637,839
Holding Companies-Diversified 0.52%
KOC Holding AS†	5.25%		3/15/2023		400	411,180
Housewares 0.28%
Turkiye Sise ve Cam Fabrikalari AS†	6.95%		3/14/2026		200	219,972
Oil & Gas 0.25%
Turkiye Petrol Rafinerileri AS†	4.50%		10/18/2024		200	199,810
Total Turkey						3,493,254

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Ukraine 0.27%
Agriculture
MHP Lux SA†	6.95%		4/3/2026		$200	$213,299

United Arab Emirates 4.83%
Banks 0.53%
ADCB Finance Cayman Ltd.†	4.00%		3/29/2023		200	209,665
First Abu Dhabi Bank PJSC	4.50% (5 Yr. Treasury CMT + 4.13%)	#	—	(a)	200	211,558
						421,223
Commercial Services 0.78%
DP World Ltd/United Arab Emirates†	4.70%		9/30/2049		200	219,863
DP World Ltd/United Arab Emirates†	6.85%		7/2/2037		300	402,000
						621,863
Electric 1.34%
Abu Dhabi National Energy Co. PJSC†	2.00%		4/29/2028		600	604,425
Abu Dhabi National Energy Co. PJSC†	4.00%		10/3/2049		200	229,735
Emirates Semb Corp. Water & Power Co. PJSC†	4.45%		8/1/2035		200	230,656
						1,064,816
Investment Companies 0.28%
MDGH - GMTN BV†	3.70%		11/7/2049		200	218,734
Pipelines 0.85%
Abu Dhabi Crude Oil Pipeline LLC†	4.60%		11/2/2047		400	473,463
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		200	202,054
						675,517
Real Estate 0.26%
MAF Global Securities Ltd.	5.50% (5 Yr. Swap rate + 3.48%)	#	—	(a)	200	203,691
Telecommunications 0.79%
Emirates Telecommunications Group Co. PJSC	3.50%		6/18/2024		200	214,898
VF Ukraine PAT via VFU Funding PLC†	6.20%		2/11/2025		400	415,632
						630,530
Total United Arab Emirates						3,836,374

United Kingdom 1.45%
Mining 0.43%
AngloGold Ashanti Holdings PLC	6.50%		4/15/2040		274	341,560
Oil & Gas 0.26%
Gazprom PJSC via Gaz Finance PLC†	4.599% (5 Yr. Treasury CMT + 4.26%)	#	10/26/2025	(a)	200	208,764

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
United Kingdom (continued)
Retail 0.76%
CK Hutchison International 21 Ltd.	2.50%		4/15/2031	$600	$603,101
Total United Kingdom					1,153,425

United States 0.59%
Electric 0.24%
Terraform Global Operating LLC†	6.125%		3/1/2026	180	185,793
Oil & Gas 0.35%
Callon Petroleum Co.	6.375%		7/1/2026	166	159,085
Callon Petroleum Co.†	8.00%		8/1/2028	46	45,499
Range Resources Corp.†	8.25%		1/15/2029	66	74,336
					278,920
Total United States					464,713

Uruguay 0.26%
Retail
Arcos Dorados Holdings, Inc.†	5.875%		4/4/2027	200	208,252

Vietnam 0.67%
Electric
Mong Duong Finance Holdings BV†	5.125%		5/7/2029	536	535,038

Zambia 0.28%
Mining
First Quantum Minerals Ltd.†	7.50%		4/1/2025	220	225,958
Total Corporate Bonds (cost $72,116,559)					73,278,762

FLOATING RATE LOANS(c) 0.68%

Computer Software 0.48%
Grab Holdings Inc Term Loan B	5.50% (6 Mo. LIBOR + 4.50%)		1/29/2026	379	384,290

Electric: Generation 0.08%
Peabody Energy Corporation 2018 Term Loan	—	(d)	3/31/2025	77	62,819

Other 0.12%
Jindal Steel and Power Limited Term Loan	3.082% (3 Mo. LIBOR + 2.95%)		3/31/2022	93	91,130
Total Floating Rate Loans (cost $516,087)					538,239

FOREIGN GOVERNMENT OBLIGATIONS 2.35%

Bahamas 0.49%
Kingdom of Bahrain†	5.45%		9/16/2032	400	389,240

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chile 0.25%
Chile Government International Bond	2.45%	1/31/2031	$200	$198,486

Costa Rica 0.25%
Costa Rica Government†	4.375%	4/30/2025	200	203,652

Ghana 0.24%
Republic of Ghana†	6.375%	2/11/2027	200	188,775

Oman 0.39%
Oman Government International Bond†	4.75%	6/15/2026	300	308,236

Sri Lanka 0.23%
Republic of Sri Lanka†	5.75%	1/18/2022	200	180,000

Turkey 0.25%
Turkiye Ihracat Kredi Bankasi AS†	5.75%	7/6/2026	200	196,292

United Arab Emirates 0.25%
Abu Dhabi Government International Bond†	3.125%	9/30/2049	200	201,284

Total Foreign Government Obligations (cost $1,908,353)				1,865,965
Total Long-Term Investments (cost $75,271,212)				76,387,796

SHORT-TERM INVESTMENTS 2.71%

Repurchase Agreements
Repurchase Agreement dated 9/30/2021, 0.00% due 10/1/2021 with Fixed Income Clearing Corp. collateralized by $2,201,000 of U.S. Treasury Note at 1.250% due 06/30/2028; value: $2,201,172; proceeds: $2,157,939 (cost $2,157,939)			2,158	2,157,939
Total Investments in Securities 98.79% (cost $77,429,151)				78,545,735
Other Assets and Liabilities – Net(e) 1.21%				962,172
Net Assets 100.00%				$79,507,907

EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2021, the total value of Rule 144A securities was $60,509,727, which represents 76.11% of net assets.

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

#	Variable rate security. The interest rate represents the rate in effect at September 30, 2021.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2021.
(d)	Interest Rate to be determined.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	12/10/2021	221,000	$261,740	$256,333	$5,407

Open Futures Contracts at September 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2021	10	Short	$(1,335,842)	$(1,316,094)	$19,748
U.S. 10-Year Ultra Treasury Note	December 2021	39	Short	(5,786,860)	(5,664,750)	122,110
U.S. 5-Year Treasury Note	December 2021	16	Short	(1,978,407)	(1,963,875)	14,532
U.S. Ultra Treasury Bond	December 2021	6	Short	(1,165,363)	(1,146,375)	18,988
Total Unrealized Appreciation on Open Futures Contracts						$175,378

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2021	33	Long	$7,265,570	$7,261,805	$(3,765)
U.S. Long Bond	December 2021	3	Long	489,380	477,656	(11,724)
Total Unrealized Depreciation on Open Futures Contracts						$(15,489)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$84,912	$–	$–	$84,912
Convertible Bonds	–	619,918	–	619,918
Corporate Bonds	–	73,278,762	–	73,278,762
Floating Rate Loans	–	538,239	–	538,239
Foreign Government Obligations	–	1,865,965	–	1,865,965
Short-Term Investments
Repurchase Agreements	–	2,157,939	–	2,157,939
Total	$84,912	$78,460,823	$–	$78,545,735

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$5,407	$–	$5,407
Liabilities	–	–	–	–
Futures Contracts
Assets	175,378	–	–	175,378
Liabilities	(15,489)	–	–	(15,489)
Total	$159,889	$5,407	$–	$165,296

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.84%

ASSET-BACKED SECURITIES 6.82%

United States
Automobiles 0.98%
Avid Automobile Receivables Trust 2019-1 C†	3.14%		7/15/2026	$100	$102,468
Westlake Automobile Receivables Trust 2018-2A D†	4.00%		1/16/2024	18	17,639
					120,107
Credit Card 0.85%
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	100	103,616
Others 4.34%
Aqua Finance Trust	3.44%		7/17/2046	100	99,528	(a)
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	49	52,062
OCP CLO Ltd. 2016-12A A1R A1R†	1.254% (3 Mo. LIBOR + 1.12%)	#	10/18/2028	79	78,887
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	100	100,181
Venture CLO Ltd. 2018-33A A1LR A1LR†	1.186% (3 Mo. LIBOR + 1.06%)	#	7/15/2031	100	99,997
VERDE CLO Ltd. 2019-1A AR†	1.226% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	100	100,012
					530,667
Student Loan 0.65%
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	75	78,699
Total Asset-Backed Securities (cost $827,601)					833,089

CONVERTIBLE BONDS 0.27%

China
Internet
21Vianet Group, Inc.†	Zero Coupon		2/1/2026	24	20,004
iQIYI, Inc.	2.00%		4/1/2025	14	12,376
Total Convertible Bonds (cost $37,481)					32,380

CORPORATE BONDS 50.76%

Australia 1.39%
Electric 0.52%
Ausgrid Finance Pty Ltd.†	4.35%		8/1/2028	33	37,158
Origin Energy Finance Ltd.†	5.45%		10/14/2021	26	26,035
					63,193

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Australia (continued)
Mining 0.57%
FMG Resources August 2006 Pty Ltd.†	4.50%	9/15/2027		$17	$17,998
Glencore Funding LLC†	2.85%	4/27/2031		19	19,136
Glencore Funding LLC†	4.875%	3/12/2029		28	32,184
					69,318
REITS 0.30%
Goodman US Finance Three LLC†	3.70%	3/15/2028		34	36,846
Total Australia					169,357

Bermuda 0.99%
Insurance
PartnerRe Ireland Finance DAC(b)	1.25%	9/15/2026	EUR	100	121,115

Brazil 0.17%
Forest Products & Paper 0.05%
Suzano Austria GmbH	3.75%	1/15/2031		$6	6,171
Oil & Gas 0.12%
Petrobras Global Finance BV	5.60%	1/3/2031		13	14,128
Total Brazil					20,299

Canada 0.78%
Aerospace/Defense 0.02%
Bombardier, Inc.†	6.00%	2/15/2028		2	2,025
Airlines 0.03%
Air Canada†	3.875%	8/15/2026		4	4,041
Electric 0.32%
Toronto Hydro Corp.(b)	3.54%	11/18/2021	CAD	50	39,627	(a)
Mining 0.16%
Hudbay Minerals, Inc.†	6.125%	4/1/2029		$18	18,878
Oil & Gas 0.25%
Cenovus Energy, Inc.	3.75%	2/15/2052		7	6,812
MEG Energy Corp.†	7.125%	2/1/2027		23	24,178
					30,990
Total Canada					95,561

Cayman Islands 0.35%
Airlines 0.08%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%	9/20/2025		8	9,431
Diversified Financial Services 0.18%
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		22	21,859
Oil & Gas Services 0.09%
Transocean Proteus Ltd.†	6.25%	12/1/2024		12	11,604
Total Cayman Islands					42,894

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Colombia 0.25%
Oil & Gas
Ecopetrol SA	5.875%	5/28/2045		$30	$30,346

France 0.99%
Commercial Services
IPD 3 BV†(b)	5.50%	12/1/2025	EUR	100	121,381

Germany 4.31%
Banks 0.63%
Kreditanstalt fuer Wiederaufbau	0.375%	7/18/2025		$78	76,901
Building Materials 0.98%
PCF GmbH†(b)	4.75%	4/15/2026	EUR	100	119,945
Real Estate 1.77%
ADLER Group SA(b)	2.25%	1/14/2029	EUR	100	95,075
Aroundtown SA(b)	1.45%	7/9/2028	EUR	100	121,235
					216,310
Transportation 0.93%
Hamburger Hochbahn AG(b)	0.125%	2/24/2031	EUR	100	114,232
Total Germany					527,388

Israel 0.18%
Pharmaceuticals
Teva Pharmaceutical Finance Netherlands III BV	2.80%	7/21/2023		$22	21,896

Jersey 1.12%
Commercial Services
AA Bond Co. Ltd.(b)	2.75%	7/31/2023	GBP	100	136,853

Luxembourg 2.03%
Health Care-Services 1.10%
Eurofins Scientific SE(b)	3.75%	7/17/2026	EUR	100	134,959
Real Estate 0.93%
Vivion Investments Sarl(b)	3.00%	8/8/2024	EUR	100	113,281
Total Luxembourg					248,240

Mexico 0.44%
Oil & Gas
Petroleos Mexicanos	5.35%	2/12/2028		$30	29,615
Petroleos Mexicanos	6.75%	9/21/2047		28	24,464
Total Mexico					54,079

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Netherlands 1.89%
Diversified Financial Services 0.94%
LeasePlan Corp. NV(b)	0.25%		2/23/2026	EUR	100	$115,509
Electric 0.95%
Ren Finance BV(b)	0.50%		4/16/2029	EUR	100	115,965
Total Netherlands						231,474

Puerto Rico 0.10%
Banks
Popular, Inc.	6.125%		9/14/2023		$11	11,825

Romania 0.95%
Media
RCS & RDS SA†(b)	3.25%		2/5/2028	EUR	100	116,045

Spain 1.91%
Internet 0.95%
eDreams ODIGEO SA(b)	5.50%		9/1/2023	EUR	100	116,496
Telecommunications 0.96%
Lorca Telecom Bondco SAU†(b)	4.00%		9/18/2027	EUR	100	116,710
Total Spain						233,206

Supranational 2.57%
Multi-National
Asian Development Bank(b)	2.45%		1/17/2024	AUD	75	56,827
Asian Infrastructure Investment Bank (The)	0.50%		5/28/2025		$50	49,633
European Bank for Reconstruction & Development	1.625%		9/27/2024		72	74,218
Inter-American Development Bank(b)	2.75%		10/30/2025	AUD	97	75,417
International Bank for Reconstruction & Development	0.42% (SOFR + 0.37%)	#	2/11/2031		$30	30,168
International Bank for Reconstruction & Development(b)	1.20%		7/22/2026	CAD	35	27,486	(a)
Total Supranational						313,749

United Arab Emirates 1.62%
Pipelines
Galaxy Pipeline Assets Bidco Ltd.†	1.75%		9/30/2027		$196	198,101

United Kingdom 3.48%
Entertainment 1.12%
Pinewood Finance Co. Ltd.(b)	3.25%		9/30/2025	GBP	100	136,723

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
United Kingdom (continued)
Oil & Gas Services 0.11%
TechnipFMC plc†	6.50%		2/1/2026		$12	$12,873
Real Estate 1.12%
Canary Wharf Group Investment Holdings plc†(b)	2.625%		4/23/2025	GBP	100	137,002
Retail 1.13%
Punch Finance plc†(b)	6.125%		6/30/2026	GBP	100	138,156
Total United Kingdom						424,754

United States 25.24%
Advertising 0.19%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028		$12	12,646
Outfront Media Capital LLC/Outfront Media Capital Corp.†	4.25%		1/15/2029		11	10,917
						23,563
Aerospace/Defense 0.66%
Boeing Co. (The)	4.875%		5/1/2025		48	53,442
TransDigm, Inc.	4.625%		1/15/2029		15	15,000
Triumph Group, Inc.	7.75%		8/15/2025		13	12,877
						81,319
Airlines 0.74%
American Airlines Group, Inc.†	3.75%		3/1/2025		15	13,535
Delta Air Lines, Inc.†	7.00%		5/1/2025		21	24,499
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025		10	10,703
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028		13	14,503
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026		13	13,618
United Airlines, Inc.†	4.375%		4/15/2026		6	6,165
United Airlines, Inc.†	4.625%		4/15/2029		7	7,243
						90,266
Auto Manufacturers 0.68%
Ford Motor Co.	9.625%		4/22/2030		19	26,918
General Motors Co.	6.125%		10/1/2025		11	12,893
General Motors Co.	6.75%		4/1/2046		30	42,849
						82,660
Banks 2.11%
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		55	56,037
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032		50	50,528
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032		25	24,768

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
United States (continued)
Banks (continued)
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%)	#	2/1/2028	$50	$55,129
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	44	43,087
Santander Holdings USA, Inc.	4.40%		7/13/2027	25	28,105
					257,654
Biotechnology 0.12%
HCRX Investments Holdco LP†	4.50%		8/1/2029	15	15,094
Building Materials 0.09%
Griffon Corp.	5.75%		3/1/2028	11	11,564
Chemicals 0.26%
Ashland LLC	6.875%		5/15/2043	10	13,092
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	18	18,900
					31,992
Coal 0.18%
SunCoke Energy, Inc.†	4.875%		6/30/2029	12	11,970
Warrior Met Coal, Inc.†	8.00%		11/1/2024	10	10,163
					22,133
Commercial Services 0.33%
Ahern Rentals, Inc.†	7.375%		5/15/2023	13	12,480
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%		2/1/2026	12	12,319
Sabre GLBL, Inc.†	7.375%		9/1/2025	15	16,006
					40,805
Computers 0.49%
Ahead DB Holdings LLC†	6.625%		5/1/2028	10	10,090
Austin BidCo, Inc.†	7.125%		12/15/2028	6	6,053
Dell International LLC/EMC Corp.	8.35%		7/15/2046	20	32,499
Presidio Holdings, Inc.†	4.875%		2/1/2027	11	11,372
					60,014
Diversified Financial Services 1.72%
AG Issuer LLC†	6.25%		3/1/2028	14	14,703
Aircastle Ltd.†	2.85%		1/26/2028	5	5,067
Ally Financial, Inc.	8.00%		11/1/2031	25	36,089
Brightsphere Investment Group, Inc.	4.80%		7/27/2026	50	54,234
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028	15	15,470
Navient Corp.	5.00%		3/15/2027	5	5,156
Navient Corp.	6.75%		6/25/2025	10	10,938

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
United States (continued)
Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	$28	$32,361
OneMain Finance Corp.	5.375%	11/15/2029	11	11,936
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.875%	3/1/2031	24	24,240
				210,194
Electric 1.44%
Calpine Corp.†	5.125%	3/15/2028	11	11,154
FirstEnergy Corp.	4.40%	7/15/2027	18	19,762
IPALCO Enterprises, Inc.	4.25%	5/1/2030	25	28,085
New York State Electric & Gas Corp.†	2.15%	10/1/2031	32	31,604
Pacific Gas and Electric Co.	4.55%	7/1/2030	38	41,120
Puget Energy, Inc.	4.10%	6/15/2030	40	44,118
				175,843
Energy-Alternate Sources 0.16%
Renewable Energy Group, Inc.†	5.875%	6/1/2028	12	12,422
TerraForm Power Operating LLC†	4.75%	1/15/2030	7	7,332
				19,754
Engineering & Construction 0.18%
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%	2/1/2026	7	7,306
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	14	14,578
				21,884
Entertainment 1.08%
Affinity Gaming†	6.875%	12/15/2027	12	12,637
Boyne USA, Inc.†	4.75%	5/15/2029	8	8,270
Buena Vista Gaming Authority†	13.00%	4/1/2023	15	16,158
Caesars Entertainment, Inc.†	4.625%	10/15/2029	10	10,137
Caesars Entertainment, Inc.†	8.125%	7/1/2027	14	15,757
CCM Merger, Inc.†	6.375%	5/1/2026	16	16,860
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	16	16,280
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	12	12,523
Penn National Gaming, Inc.†	5.625%	1/15/2027	11	11,344
Scientific Games International, Inc.†	7.25%	11/15/2029	11	12,374
				132,340
Environmental Control 0.10%
Madison IAQ LLC†	5.875%	6/30/2029	12	12,106
Food 0.43%
Chobani LLC/hobani Finance Corp., Inc.†	4.625%	11/15/2028	12	12,405
Kraft Heinz Foods Co.	4.375%	6/1/2046	35	39,895
				52,300

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
United States (continued)
Health Care-Services 0.66%
Centene Corp.	2.625%	8/1/2031		$13	$12,928
Centene Corp.	3.375%	2/15/2030		15	15,548
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031		12	12,090
HCA, Inc.	5.50%	6/15/2047		17	22,081
Radiology Partners, Inc.†	9.25%	2/1/2028		7	7,540
Surgery Center Holdings, Inc.†	10.00%	4/15/2027		10	10,813
					81,000
Home Builders 0.22%
Tri Pointe Homes, Inc.	5.25%	6/1/2027		8	8,655
Tri Pointe Homes, Inc.	5.70%	6/15/2028		6	6,533
Williams Scotsman International, Inc.†	4.625%	8/15/2028		11	11,473
					26,661
Housewares 0.14%
Newell Brands, Inc.	5.875%	4/1/2036		14	17,406
Insurance 0.11%
Assurant, Inc.	2.65%	1/15/2032		13	12,903
Internet 1.68%
GrubHub Holdings, Inc.†	5.50%	7/1/2027		11	11,426
Netflix, Inc.(b)	3.875%	11/15/2029	EUR	100	140,450
Netflix, Inc.†	4.875%	6/15/2030		$10	11,788
Netflix, Inc.	5.875%	2/15/2025		15	17,115
Uber Technologies, Inc.†	4.50%	8/15/2029		13	13,114
Uber Technologies, Inc.†	8.00%	11/1/2026		11	11,639
					205,532
Iron-Steel 0.10%
United States Steel Corp.	6.65%	6/1/2037		12	12,858
Leisure Time 0.50%
Carnival Corp.†	11.50%	4/1/2023		14	15,645
Life Time, Inc.†	5.75%	1/15/2026		12	12,435
NCL Corp. Ltd.†	12.25%	5/15/2024		14	16,537
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023		15	16,321
					60,938
Lodging 0.40%
Boyd Gaming Corp.	4.75%	12/1/2027		11	11,351
Boyd Gaming Corp.†	4.75%	6/15/2031		10	10,325
MGM Resorts International	5.50%	4/15/2027		14	15,208
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		12	12,137
					49,021

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
United States (continued)
Media 1.52%
Block Communications, Inc.†	4.875%		3/1/2028			$10	$10,245
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045			14	19,065
Comcast Corp.(b)	1.50%		2/20/2029		GBP	100	133,454
DISH DBS Corp.	7.75%		7/1/2026			$9	10,174
Urban One, Inc.†	7.375%		2/1/2028			12	12,882
							185,820
Mining 0.47%
Century Aluminum Co.†	7.50%		4/1/2028			12	12,747
Freeport-McMoRan, Inc.	4.375%		8/1/2028			24	25,140
Hecla Mining Co.	7.25%		2/15/2028			7	7,550
Kaiser Aluminum Corp.†	4.625%		3/1/2028			12	12,405
							57,842
Miscellaneous Manufacturing 0.62%
General Electric Co.	3.446% (3 Mo. LIBOR + 3.33%)	#	–	(c)		77	75,542
Multi-National 0.58%
International Bank for Reconstruction & Development(b)	0.25%		1/29/2029		SEK	260	28,704
International Finance Corp.(b)	0.375%		9/10/2025		NZD	65	42,379
							71,083
Oil & Gas 2.81%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026			$17	18,381
Apache Corp.	4.375%		10/15/2028			16	17,320
Centennial Resource Production LLC†	5.375%		1/15/2026			15	14,746
Comstock Resources, Inc.†	6.75%		3/1/2029			12	12,975
Continental Resources, Inc.†	5.75%		1/15/2031			17	20,570
CrownRock LP/CrownRock Finance, Inc.†	5.00%		5/1/2029			12	12,544
Diamondback Energy, Inc.	3.50%		12/1/2029			30	32,103
EQT Corp.†	3.625%		5/15/2031			6	6,260
EQT Corp.	5.00%		1/15/2029			15	16,908
Gulfport Energy Operating Corp.†	8.00%		5/17/2026			12	12,602
Helmerich & Payne, Inc.†	2.90%		9/29/2031			16	16,051
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%		2/1/2031			12	12,352
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028			12	12,457
Laredo Petroleum, Inc.	9.50%		1/15/2025			19	19,712
Matador Resources Co.	5.875%		9/15/2026			13	13,455
Murphy Oil Corp.	5.875%		12/1/2027			12	12,504
Nabors Industries Ltd.†	7.25%		1/15/2026			14	13,639

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
United States (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.	6.125%		1/1/2031	$11	$13,219
Ovintiv, Inc.	6.50%		2/1/2038	10	13,783
PDC Energy, Inc.	5.75%		5/15/2026	12	12,510
Range Resources Corp.†	8.25%		1/15/2029	13	14,642
SM Energy Co.	5.625%		6/1/2025	5	5,037
SM Energy Co.	6.75%		9/15/2026	10	10,226
Southwestern Energy Co.†	5.375%		2/1/2029	9	9,640
					343,636
Pharmaceuticals 0.19%
Bausch Health Cos, Inc.†	5.25%		1/30/2030	13	12,142
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%		9/1/2025	10	10,738
					22,880
Pipelines 0.58%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	15	13,808
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027	28	32,390
NGPL PipeCo LLC†	3.25%		7/15/2031	24	24,609
					70,807
REITS 0.82%
American Campus Communities Operating Partnership LP	3.875%		1/30/2031	42	46,897
American Homes 4 Rent LP	2.375%		7/15/2031	15	14,876
Blackstone Mortgage Trust, Inc.†	3.75%		1/15/2027	18	17,865
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028	5	5,873
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	15	14,416
					99,927
Retail 0.94%
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027	15	14,911
Carvana Co.†	5.875%		10/1/2028	9	9,305
CEC Entertainment LLC†	6.75%		5/1/2026	12	12,045
Ken Garff Automotive LLC†	4.875%		9/15/2028	9	9,263
L Brands, Inc.†	6.625%		10/1/2030	16	18,180
LCM Investments Holdings II LLC†	4.875%		5/1/2029	13	13,355
Macy’s Retail Holdings LLC†	5.875%		4/1/2029	12	13,071
Park River Holdings, Inc.†	5.625%		2/1/2029	12	11,643
Party City Holdings, Inc.†	8.75%		2/15/2026	12	12,571
					114,344

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
United States (continued)
Semiconductors 0.09%
Skyworks Solutions, Inc.	3.00%		6/1/2031			$11	$11,259
Software 0.43%
Twilio, Inc.	3.625%		3/15/2029			8	8,194
Twilio, Inc.	3.875%		3/15/2031			9	9,226
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%		9/1/2025			12	12,495
VMware, Inc.	4.70%		5/15/2030			19	22,412
							52,327
Telecommunications 1.13%
AT&T, Inc.(b)	2.875%
	(EUAMDB05 + 3.14%)	#	–	(c)	EUR	100	117,375
CommScope, Inc.†	7.125%		7/1/2028			$11	11,241
Sprint Capital Corp.	6.875%		11/15/2028			7	8,969
							137,585
Toys/Games/Hobbies 0.11%
Mattel, Inc.	5.45%		11/1/2041			11	13,054
Transportation 0.10%
Watco Cos LLC/Watco Finance Corp.†	6.50%		6/15/2027			11	11,788
Water 0.08%
Solaris Midstream Holdings LLC†	7.625%		4/1/2026			9	9,656
Total United States							3,085,354
Total Corporate Bonds (cost $6,088,071)							6,203,917

FLOATING RATE LOANS(d) 3.71%

Advertising 0.09%
Clear Channel Outdoor Holdings, Inc. Term Loan B	3.629% (3 Mo. LIBOR + 3.50%)		8/21/2026			11	11,166

Air Transportation 0.37%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		4/20/2028			23	24,154
United Airlines, Inc. 2021 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)		4/21/2028			22	21,755
Total							45,909

Auto Parts: Original Equipment 0.21%
Autokiniton US Holdings, Inc. 2021 Term Loan B	5.00% (3 Mo. LIBOR + 4.50%)		4/6/2028			13	12,584
Chassix Inc. 2017 1st Lien Term Loan	6.50% - 7.75% (Prime Rate + 4.50%) (3 Mo. LIBOR + 5.50%)		11/15/2023			13	12,631
Total							25,215

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.41%
Kingpin Intermediate Holdings LLC 2018 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%)		7/3/2024	$13	$12,694
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%)		2/21/2025	19	18,780
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%)		3/13/2025	19	18,581
Total					50,055

Computer Hardware 0.10%
Verifone Systems, Inc. 2018 1st Lien Term Loan	4.129% (3 Mo. LIBOR + 4.00%)		8/20/2025	12	12,207

Computer Software 0.29%
Grab Holdings Inc Term Loan B (Singapore)(e)	5.50% (6 Mo. LIBOR + 4.50%)		1/29/2026	18	18,653
Polaris Newco LLC USD Term Loan B	4.50% (6 Mo. LIBOR + 4.00%)		6/2/2028	16	16,294
Total					34,947

Electric: Power 0.10%
Edgewater Generation, L.L.C. Term Loan	3.834% (1 Mo. LIBOR + 3.75%)		12/13/2025	13	12,052

Financial Services 0.15%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.382% (3 Mo. LIBOR + 4.25%)		7/30/2025	19	18,134

Health Care Services 0.15%
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.584% (1 Mo. LIBOR + 5.50%)		10/1/2025	18	18,037

Household Furnishings 0.09%
Ai Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan	–	(f)	7/31/2028	1	1,172
Ai Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	4.50% (1 Mo. LIBOR + 4.00%)		7/31/2028	9	9,374
Total					10,546

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.28%
City Football Group Limited Term Loan (United Kingdom)(e)	4.00% (3 Mo. LIBOR + 3.50%)	7/21/2028	$15	$14,982	(g)
United PF Holdings, LLC 2019 1st Lien Term Loan	4.132% (3 Mo. LIBOR + 4.00%)	12/30/2026	19	18,972
Total				33,954

Lodging 0.10%
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (1 Mo. LIBOR + 9.00%)	12/23/2025	1	809
Spectacle Gary Holdings LLC Term Loan B	11.00% (1 Mo. LIBOR + 9.00%)	12/23/2025	10	11,165
Total				11,974

Machinery: Industrial/Specialty 0.10%
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	7.25% (3 Mo. LIBOR + 6.50%)	5/21/2029	12	11,802

Media 0.10%
A-L Parent LLC 2016 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%)	12/1/2023	13	12,710

Miscellaneous 0.15%
Cvent, Inc. 1st Lien Term Loan	3.834% (1 Mo. LIBOR + 3.75%)	11/29/2024	18	18,409

Oil 0.16%
Brazos Delaware II, LLC Term Loan B	4.084% (1 Mo. LIBOR + 4.00%)	5/21/2025	19	19,142

Oil: Integrated Domestic 0.16%
BCP Raptor II, LLC 1st Lien Term Loan	4.834% (1 Mo. LIBOR + 4.75%)	11/3/2025	20	19,568

Real Estate 0.14%
Claros Mortgage Trust, Inc. Term Loan B	6.00% (1 Mo. LIBOR + 5.00%)	8/9/2026	18	17,816	(g)

Retail 0.10%
Miller’s Ale House, Inc. 2018 Term Loan	4.837% - 7.00% (Prime Rate + 3.75%) (1 Mo. LIBOR + 4.75%)	5/30/2025	13	12,444

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Technology 0.36%
Hoya Midco, LLC 2017 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.50%)	6/30/2024		$13	$12,665
Magnite Inc Term Loan	5.75% (3 Mo. LIBOR + 5.00%) (6 Mo. LIBOR + 5.00%)	4/28/2028		19	19,248
PUG LLC USD Term Loan	3.584% (1 Mo. LIBOR + 3.50%)	2/12/2027		13	12,443
Total					44,356

Transportation 0.10%
AIT Worldwide Logistics, Inc 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)	3/31/2028		13	12,864
Total Floating Rate Loans (cost $443,774)					453,307

FOREIGN GOVERNMENT OBLIGATIONS 22.55%

Australia 0.99%
Australia Government Bond(b)	3.00%	3/21/2047	AUD	19	15,494
Queensland Treasury Corp.†(b)	1.50%	3/2/2032	AUD	70	48,975
Queensland Treasury Corp.†(b)	3.25%	7/21/2026	AUD	70	56,162
Total Australia					120,631

Brazil 0.35%
Brazil Notas do Tesouro Nacional Serie F(b)	10.00%	1/1/2029	BRL	240	42,305

Canada 2.01%
City of Montreal(b)	4.25%	12/1/2032	CAD	55	51,346	(a)
Province of Alberta Canada(b)	2.05%	6/1/2030	CAD	100	79,185	(a)
Province of British Columbia Canada	0.90%	7/20/2026		$65	64,601
Province of Saskatchewan(b)	4.75%	6/1/2040	CAD	49	50,767	(a)
Total Canada					245,899

Chile 0.95%
Chile Government International Bond(b)	0.83%	7/2/2031	EUR	100	115,774

China 3.48%
China Development Bank(b)	3.07%	3/10/2030	CNY	650	98,768
China Development Bank(b)	3.09%	6/18/2030	CNY	1,300	197,867
China Development Bank(b)	3.68%	2/26/2026	CNY	600	95,200
China Government Bond(b)	3.86%	7/22/2049	CNY	200	33,033
Total China					424,868

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Colombia 1.05%
Colombia Government International Bond(b)	3.875%	3/22/2026	EUR	100	$128,354

Egypt 1.67%
Republic of Egypt†	4.55%	11/20/2023		$200	204,148

France 0.36%
French Republic Government Bond OAT†(b)	0.75%	5/25/2052	EUR	40	44,118

Indonesia 2.04%
Indonesia Government International Bond(b)	1.30%	3/23/2034	EUR	100	113,461
Indonesia Government International Bond†	6.625%	2/17/2037		$100	136,572
Total Indonesia					250,033

Italy 2.62%
Italy Buoni Poliennali Del Tesoro†(b)	1.50%	4/30/2045	EUR	50	56,412
Italy Buoni Poliennali Del Tesoro†(b)	1.85%	7/1/2025	EUR	121	150,224
Italy Buoni Poliennali Del Tesoro†(b)	2.45%	9/1/2033	EUR	85	113,711
Total Italy					320,347

Japan 1.17%
Japan Government Thirty Year Bond(b)	0.60%	9/20/2050	JPY	4,500	39,832
Japan Government Twenty Year Bond(b)	1.40%	9/20/2034	JPY	10,000	103,778
Total Japan					143,610

Senegal 0.99%
Senegal Government International Bond(b)	4.75%	3/13/2028	EUR	100	120,812

South Africa 0.18%
Republic of South Africa Government Bond(b)	8.75%	2/28/2048	ZAR	396	21,672

Spain 1.80%
Spain Government Bond†(b)	0.50%	10/31/2031	EUR	122	141,947
Spain Government Bond†(b)	1.00%	7/30/2042	EUR	21	24,008
Spain Government Bond†(b)	1.00%	10/31/2050	EUR	5	5,325
Spain Government Bond†(b)	4.20%	1/31/2037	EUR	28	48,591
Total Spain					219,871

Turkey 0.48%
Republic of Turkey	7.375%	2/5/2025		$55	58,509

Ukraine 0.89%
Ukraine Government International Bond†	7.75%	9/1/2024		100	108,627

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
United Kingdom 1.20%
United Kingdom Gilt(b)	0.875%		7/31/2033	GBP	23	$30,249
United Kingdom Gilt(b)	1.50%		7/22/2047	GBP	85	117,065
Total United Kingdom						147,314

United States 0.32%
Tennessee Valley Authority	1.50%		9/15/2031		$40	39,445
Total Foreign Government Obligations (cost $2,768,109)						2,756,337

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.86%
Federal National Mortgage Assoc. (cost $100,505)	3.50%		9/1/2047		98	105,529

MUNICIPAL BONDS 0.94%

Miscellaneous
Metropolitan Transportation Authority	6.668%		11/15/2039		20	28,773
New York City Transitional Finance Authority Futur	1.95%		8/1/2034		30	28,660
Regional Transportation District Sales Tax Revenue	2.337%		11/1/2036		25	24,422
State of California Department of Water Resources	1.789%		12/1/2035		35	33,048
Total Municipal Bonds (cost $116,922)						114,903

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.26%
BBCMS Mortgage Trust 2019-BWAY A†	1.04% (1 Mo. LIBOR + .96%)	#	11/15/2034		11	10,983
BBCMS Mortgage Trust 2019-BWAY B†	1.394% (1 Mo. LIBOR + 1.31%)	#	11/15/2034		10	9,951
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049		45	32,241
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(h)	4/15/2049		30	24,970
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.463%	#(h)	7/10/2050		25	26,497
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.463%	#(h)	7/10/2050		35	32,160
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.535%	#(h)	11/15/2049		45	34,649
Great Wolf Trust 2019-WOLF A†	1.118% (1 Mo. LIBOR + 1.03%)	#	12/15/2036		33	33,028
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.084% (1 Mo. LIBOR + 1.00%)	#	6/15/2032		6	5,570
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.384% (1 Mo. LIBOR + 1.30%)	#	6/15/2032		17	16,820

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(h)	1/26/2060	$45	$45,290
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(h)	2/25/2024	49	49,022
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	35	35,344
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	64	63,885
ZH Trust 2021-2 A†	2.349%		10/17/2027	100	100,722	(a)
Total Non-Agency Commercial Mortgage-Backed Securities (cost $520,927)					521,132

U.S. TREASURY OBLIGATIONS 6.67%
U.S. Treasury Bill	Zero Coupon		1/27/2022	302	301,960
U.S. Treasury Bond	1.125%		5/15/2040	165	142,667
U.S. Treasury Bond	2.00%		8/15/2051	252	247,590
U.S. Treasury Note	0.125%		8/31/2023	123	122,683
Total U.S. Treasury Obligations (cost $820,759)					814,900
Total Long-Term Investments (cost $11,724,149)					11,835,494

SHORT-TERM INVESTMENTS 1.77%

Repurchase Agreements
Repurchase Agreement dated 9/30/2021, 0.00% due 10/1/2021 with Fixed Income Clearing Corp. collateralized by $221,000 of U.S. Treasury Note at 1.250% due 06/30/2028; value: $221,017; proceeds: $216,593 (cost $216,593)				217	216,593
Total Investments in Securities 98.61% (cost $11,940,742)					12,052,087
Other Assets and Liabilities – Net(i) 1.39%					170,035
Net Assets 100.00%					$12,222,122

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CNY	Chinese Yuan Renminbi.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
NZD	New Zealand Dollar.
SEK	Swedish Krona.
ZAR	South African Rand.
EUAMDB05	5-year EUR Mid-Market Swap Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2021, the total value of Rule 144A securities was $4,771,109, which represents 39.04% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2021.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2021.
(e)	Foreign security traded in U.S. dollars.
(f)	Interest Rate to be determined.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2021(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly	)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX.NA.HY.37(4)(5)	Bank of America	5.00%		12/20/2026	$454,000	$496,134	$(42,450)	$316
Markit CDX.NA.IG.37(4)(6)	Bank of America	1.00%		12/20/2026	250,000	255,970	(6,201)	231
							$(48,651)	$547

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at September 30, 2021(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly	)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX.NA.EM.36(4)(7)	Bank of America	1.00%		12/20/2026	$330,000	$316,817	$(11,113)	$(2,070)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $547. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $2,070.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.

Open Forward Foreign Currency Exchange Contracts at September 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	12/7/2021	24,000	$32,242	$32,339	$97
Canadian dollar	Buy	State Street Bank and Trust	10/20/2021	98,000	76,788	77,370	582
Chinese yuan renminbi	Buy	Goldman Sachs	10/21/2021	1,670,000	255,288	258,728	3,440
Chinese yuan renminbi	Buy	State Street Bank and Trust	10/21/2021	920,000	140,909	142,533	1,624
Chinese yuan renminbi	Buy	State Street Bank and Trust	10/21/2021	79,000	12,234	12,239	5
Colombian peso	Buy	State Street Bank and Trust	11/4/2021	39,000,000	9,972	10,219	247
Russian ruble	Buy	State Street Bank and Trust	11/23/2021	1,475,000	19,556	20,110	554
Australian dollar	Sell	State Street Bank and Trust	12/1/2021	127,000	92,744	91,836	908
Brazilian real	Sell	State Street Bank and Trust	12/17/2021	46,000	8,620	8,342	278
British pound	Sell	Bank of America	12/7/2021	23,000	31,413	30,991	422
British pound	Sell	Barclays Bank plc	12/7/2021	194,000	268,960	261,405	7,555
British pound	Sell	State Street Bank and Trust	12/7/2021	9,000	12,336	12,127	209
Euro	Sell	Bank of America	12/10/2021	36,000	42,201	41,756	445
Euro	Sell	State Street Bank and Trust	12/10/2021	17,000	20,183	19,718	465
Euro	Sell	State Street Bank and Trust	12/10/2021	237,000	280,690	274,891	5,799
Euro	Sell	State Street Bank and Trust	12/10/2021	85,000	100,672	98,590	2,082
Japanese yen	Sell	Bank of America	11/8/2021	10,285,000	94,124	92,433	1,691
Japanese yen	Sell	Bank of America	11/8/2021	1,636,000	14,760	14,703	57
South African rand	Sell	State Street Bank and Trust	12/15/2021	500,000	33,001	32,878	123
Unrealized Appreciation on Forward Foreign Currrency Exchange Contracts							$26,583

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Morgan Stanley	12/1/2021	127,000	$91,857	$91,836	$(21)
Euro	Buy	Bank of America	12/10/2021	77,000	90,345	89,311	(1,034)
Euro	Buy	Morgan Stanley	12/10/2021	101,000	117,438	117,148	(290)
Euro	Buy	State Street Bank and Trust	12/10/2021	19,000	22,256	22,038	(218)
Japanese yen	Buy	Goldman Sachs	11/8/2021	154,600,000	1,413,158	1,389,426	(23,732)
Japanese yen	Buy	State Street Bank and Trust	11/8/2021	1,379,000	12,548	12,393	(155)
Mexican peso	Buy	State Street Bank and Trust	12/17/2021	558,000	27,747	26,747	(1,000)
New Zealand dollar	Buy	State Street Bank and Trust	10/29/2021	27,000	18,714	18,637	(77)
Norwegian krone	Buy	Bank of America	12/13/2021	103,000	11,870	11,776	(94)
South Korean won	Buy	Barclays Bank plc	11/12/2021	153,000,000	133,207	129,108	(4,099)
South Korean won		Buy Toronto Dominion Bank	11/12/2021	72,915,000	62,469	61,529	(940)
Swedish krona	Buy	State Street Bank and Trust	10/21/2021	185,000	21,321	21,135	(186)
Swiss franc	Buy	Morgan Stanley	10/21/2021	55,000	60,370	59,040	(1,330)
Thai baht	Buy	Goldman Sachs	11/17/2021	1,946,000	58,297	57,498	(799)
Chinese yuan renminbi		Sell Toronto Dominion Bank	10/21/2021	88,000	13,580	13,634	(54)
Japanese yen	Sell	State Street Bank and Trust	11/8/2021	3,002,000	26,961	26,980	(19)
New Zealand dollar	Sell	Morgan Stanley	10/29/2021	27,000	$18,569	$18,637	(68)
Unrealized Depreciation on Forward Foreign Currrency Exchange Contracts							$(34,116)

Open Futures Contracts at September 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	December 2021	2	Short	$(296,762)	$(290,500)	$6,262
U.S. 5-Year Treasury Note	December 2021	3	Short	(370,951)	(368,226)	2,725
Total Unrealized Appreciation on Open Futures Contracts						$8,987

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Others	$–	$431,139	$99,528	$530,667
Remaining Industries	–	302,422	–	302,422
Convertible Bonds	–	32,380	–	32,380
Corporate Bonds
Electric	–	355,001	39,627	394,628
Multi-National	–	357,346	27,486	384,832
Remaining Industries	–	5,424,457	–	5,424,457
Floating Rate Loans
Leisure	–	18,972	14,982	33,954
Real Estate	–	–	17,816	17,816
Remaining Industries	–	401,537	–	401,537
Foreign Government Obligations	–	2,575,039	181,298	2,756,337
Government Sponsored Enterprises Pass-Throughs	–	105,529	–	105,529
Municipal Bonds	–	114,903	–	114,903
Non-Agency Commercial Mortgage-Backed Securities	–	420,410	100,722	521,132
U.S. Treasury Obligations	–	814,900	–	814,900
Short-Term Investments
Repurchase Agreements	–	216,593	–	216,593
Total	$–	$11,570,628	$481,459	$12,052,087
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$547	$–	$547
Liabilities	–	(2,070)	–	(2,070)
Forward Foreign Currency Exchange Contracts
Assets	–	26,583	–	26,583
Liabilities	–	(34,116)	–	(34,116)
Futures Contracts
Assets	8,987	–	–	8,987
Liabilities	–	–	–	–
Total	$8,987	$(9,056)	$–	$(69)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2021

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Corporate Bonds	Floating Rate Loans	Foreign Government Obligations	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2021	$–	$–	$–	$–	$24,501
Accrued Discounts (Premiums)	–	(326)	2	(1,272)	–
Realized Gain (Loss)	–	–	–	–	–
Change in Unrealized Appreciation (Depreciation)	(457)	(839)	143	(11,212)	722
Purchases	99,985	27,903	32,743	–	100,000
Sales	–	–	(90)	–	–
Transfers into Level 3	–	40,375	–	193,782	–
Transfers out of Level 3	–	–	–	–	(24,501)
Balance as of September 30, 2021	$99,528	$67,113	$32,798	$181,298	$100,722
Change in unrealized appreciation/depreciation for the period ended September 30, 2021, related to the Level 3 investments held at September 30, 2021	$(457)	$(839)	$143	$(11,212)	$722

See Notes to Schedule of Investments.	55

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following three funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Emerging Markets Bond Fund and Lord Abbett Global Bond Fund (“Global Bond Fund”). Emerging Markets Corporate Debt Fund and Global Bond Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models

56

Notes to Schedule of Investments (unaudited)(concluded)

and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

57

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